As filed with the Securities and Exchange Commission on July 12, 2007

                                            1933 Act Registration No. 333-139828

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

      Pre-Effective Amendment No. .
                                   --------------   --------

      Post-Effective Amendment No.                      2
                                   --------------   --------


                                   FORUM FUNDS
                                   -----------
               (Exact name of registrant as specified in charter)
                               Two Portland Square
                              Portland, Maine 04101
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (207) 879-1900

                                LISA J. WEYMOUTH
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                     (Name and Address of Agent for Service)

                                   Copies to:

                          FRANCINE J. ROSENBERGER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1601

This Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Title of securities being offered: Shares of beneficial interest of Payson Total Return Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                   FORUM FUNDS

                Contents of Registration Statement on Form N-14



This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Part A-     Combined Prospectus and Proxy Statement[(1)]

      Part B-     Statement of Additional Information[(1)]

      Part C-     Other Information

      Signature Page

      Exhibit Index

      Exhibits





This Post-Effective Amendment is being filed for the purpose of including in the Registration Statement an executed copy of the following: 1) an opinion of counsel supporting the tax matters and 2) a consent and opinion of counsel.



(1) Incorporated by reference from Form N-14 of the Trust, SEC file no. 333-139828, filed previously via EDGAR on February 16, 2007.

                                   FORUM FUNDS

                                    Form N-14

                            PART C: OTHER INFORMATION
                           --------------------------

Item 15.    Indemnification
            ---------------

In accordance with Section 3803 of the Delaware Business Trust Act, Section
10.02 of Registrant's Trust Instrument provides as follows:

"10.02. INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in Section (b) below:

      (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

      (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

      (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

      (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

            (A) By the court or other body approving the settlement;

            (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

            (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and H.M. Payson & Co. include language similar to the following:

SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

"(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon
(i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

      (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

      (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 16.    Exhibits:
            --------

      (1) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

      (2) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

      (3)   Voting Trust Agreement - None

      (4) Form of Agreement and Plan of Reorganization and Termination - filed as Appendix A to the Combined Proxy Statement and Prospectus.

      (5)   Instruments Defining Rights of Security Holders - Sections 2.04 and
            2.07 of Registrant's Trust Instrument as filed in Exhibit 1.

      (6) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 to the Registration Statement of the Registrant on Form N-1A via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

      (7)   (i)   Form of Selected Dealer Agreement between Foreside Fund
            Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

            (ii) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

      (8)   Bonus or Profit Sharing Contracts - none

      (9) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit
            (g)(4) in post-effective amendment No. 176 to the Registration Statement of the Registrant on Form N-1A via EDGAR on July 29, 2005, accession number 0001275125- 05-000362).

      (10)  Rule 12b-1 and 18f-3 Plans - None

      (11) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered - filed herewith

      (12) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus - filed herewith

       (13) Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment
            No. 209 to the Registration Statement of the Registrant on Form N-1A via EDGAR on April 30, 2007, accession number 0001193125-07-096322).

      (14) Consent of Independent Registered Certified Public Accounting Firm (Exhibit incorporated by reference as filed as Exhibit 14 to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

      (15)  Not applicable

      (16) Power of Attorney (Incorporated by reference to post-effective amendment no. 1 to the Registration Statement on Form N-14 filed on February 16, 2007, accession number 0000898432-07-000178).

      (17)  (i)   Proxy Card (Exhibit incorporated by reference as filed as
            Exhibit 17(i) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

            (ii) Payson Funds Prospectus (Exhibit incorporated by reference as filed as Exhibit 17(ii) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

            (iii) Payson Funds Statement of Additional Information (Exhibit incorporated by reference as filed as Exhibit 17(iii) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

            (iv) Payson Funds Annual Report to Shareholders for the period ended March 31, 2006 (Exhibit incorporated by reference as filed as Exhibit 17(iv) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

            (v) Payson Funds Semi-Annual Report to Shareholders for the period ended September 30, 2006 (Exhibit incorporated by reference as filed as Exhibit 17(v) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

            (vi) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

Item 17.    Undertakings
            ------------

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on July 12, 2007.

                                          Forum Funds


                                     By: /s/ Simon D. Collier
                                         ------------------------------------
                                         Simon D. Collier, President

      Pursuant to the requirements of the 1933 Act, this registration statement been signed below by the following persons in the capacities and on the dates indicated.

(a) Principal Executive Officer
----------------------------

        /s/ Simon D. Collier
        ---------------------------
        Simon D. Collier
        President


(b) Principal Financial Officer
----------------------------

        /s/ Trudance L. Bakke
        ---------------------------
        Trudance L. Bakke
        Principal Financial Officer and Treasurer


(c) A majority of the Trustees
----------------------------

        /s/ John Y. Keffer
        -------------------
        John Y. Keffer

        /s/ James C. Cheng
        ------------------
        James C. Cheng

        /s/ J. Michael Parish
        ----------------------
        J. Michael Parish

        /s/ Costas Azariadis
        ---------------------
        Costas Azariadis

    By: /s/ Trudance L. Bakke
        -------------------------
        Trudance L. Bakke
        Attorney in fact*

* Pursuant to powers of attorney previously filed as Exhibit (16) to this Registration Statement.

                                 Forum Funds

                                 Exhibit Index
                                 -------------

      (11) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered - filed herewith

      (12) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus - filed herewith